UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03504

UBS RMA Tax-Free Fund Inc.
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York		10019-6114
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant's telephone number, including area code:		212-882 5000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2006

Item 1.  Schedule of Investments

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2006 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—90.86%
Alabama—1.84%
27,800	Alabama Special Care Facilities Financing Authority of Mobile (Ascension Health Credit Group), Series B	A	3.720	27,800,000
12,375	Birmingham Refunding, Series A (AMBAC Insured)	A	3.800	12,375,000
10,900	Jefferson County Limited Obligation School Warrants, Series B (AMBAC Insured)	A	3.770	10,900,000
11,265	Mobile Industrial Development Board, Dock and Wharf Revenue Refunding (Holnam, Inc. Project), Series A	A	3.730	11,265,000
12,700	Port City Medical Clinic Board Revenue (Infirmary Health Systems), Series A (AMBAC Insured)	A	3.730	12,700,000
				75,040,000

Alaska—2.84%
28,870	Alaska Housing Finance Corp., Series A	A	3.750	28,870,000
15,740	Valdez Marine Terminal Revenue Refunding (BP Pipelines, Inc. Project), Series 2001	A	3.850	15,740,000
10,450	Valdez Marine Terminal Revenue Refunding (BP Pipelines, Inc. Project), Series A	A	3.850	10,450,000
60,800	Valdez Marine Terminal Revenue Refunding (BP Pipelines, Inc. Project), Series B	A	3.850	60,800,000
				115,860,000

Arizona—3.57%
11,200	Apache County Industrial Development Authority (Tucson Electric Power Co.-Springerville Project), Series B	A	3.800	11,200,000
35,000	Apache County Industrial Development Authority (Tucson Electric Power Co.-Springerville Project), Series C	A	3.720	35,000,000
25,550	Arizona Health Facilities Authority Revenue (Banner Health), Series A (MBIA Insured)	A	3.740	25,550,000
29,985	Arizona Health Facilities Authority Revenue (Banner Health), Series B (FGIC Insured)	A	3.740	29,985,000
23,000	Arizona Health Facilities Authority Revenue (Catholic Healthcare West), Series B	A	3.800	23,000,000
12,700	McAllister Academic Village LLC Revenue (Arizona State University Project), Series B (AMBAC Insured)	A	3.720	12,700,000
8,200	Pima County Industrial Development Authority (Tucson Electric Power Co.-Irvington Project), Series A	A	3.800	8,200,000
				145,635,000

Colorado—2.82%
16,400	Colorado Educational and Cultural Facilities Authority Revenue (National Jewish Federation Board Program), Series D-1	A	3.890	16,400,000
12,085	Colorado Educational and Cultural Facilities Authority Revenue Refunding (National Jewish Federation Board Program), Series A-8	A	3.890	12,085,000
12,620	Colorado Educational and Cultural Facilities Authority Revenue Refunding (National Jewish Federation Board Program), Series B-1	A	3.890	12,620,000
11,060	Colorado Educational and Cultural Facilities Authority Revenue Refunding (National Jewish Federation Board Program), Series B-2	A	3.890	11,060,000
8,300	Colorado Educational and Cultural Facilities Authority Revenue Refunding (National Jewish Federation Board Program), Series C-1	A	3.890	8,300,000
24,995	Denver City & County Certificates of Participation Refunding (Wellington E Web Project), Series C-1 (AMBAC Insured)	A	3.800	24,995,000
29,560	University of Colorado Hospital Authority Revenue, Series A (FSA Insured)	A	3.730	29,560,000
				115,020,000

Delaware—1.56%
30,000	Delaware Economic Development Authority Revenue (Hospital Billing and Collections), Series A	A	3.800	30,000,000
18,000	Delaware Economic Development Authority Revenue (Hospital Billing and Collections), Series C	A	3.700	18,000,000
15,455	University of Delaware Revenue, Series A	A	3.760	15,455,000
				63,455,000

District of Columbia—1.75%
12,980	District of Columbia (Multi-Modal), Series A (FSA Insured)	A	3.750	12,980,000
25,000	District of Columbia Revenue (George Washington University), Series B (MBIA Insured)	A	3.780	25,000,000
8,700	District of Columbia Revenue (Hillel: The Foundation for Jewish Campus Life)	A	3.750	8,700,000
15,690	District of Columbia Revenue (Pooled Loan Program), Series A	A	3.740	15,690,000
9,100	District of Columbia, Series D-1 (FSA Insured)	A	3.730	9,100,000
				71,470,000

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Florida—4.83%
11,800	Alachua County Health Facilities Authority Revenue (Shands Teaching Hospital), Series A	A	3.840	11,800,000
33,595	Dade County Water & Sewer System Revenue (FGIC Insured)	A	3.730	33,595,000
12,700	Florida Department of Environmental Protection Preservation Revenue (Everglades Restoration), Series A (AMBAC Insured)	A	3.730	12,700,000
9,400	Florida Department of Environmental Protection Preservation Revenue (Everglades Restoration), Series B (AMBAC Insured)	A	3.750	9,400,000
38,400	Florida Keys Aqueduct Authority Water Revenue Refunding (CIFG Insured)	A	3.740	38,400,000
16,000	Highlands County Health Facilities Authority Revenue (Adventist Health Hospital), Series A	A	3.780	16,000,000
12,275	Lakeland Educational Facilities Revenue (Florida Southern College of Lakeland Project)	A	3.740	12,275,000
12,900	Nassau County Pollution Control Revenue (ITT Rayonier, Inc. Project)	A	3.750	12,900,000
14,200	Sarasota-Manatee Airport Authority Revenue Refunding	A	3.840	14,200,000
35,825	Sunshine State Governmental Financing Commission Revenue (AMBAC Insured)	A	3.850	35,825,000
				197,095,000

Georgia—0.46%
8,910	Burke County Development Authority, Pollution Control Revenue (Oglethorpe Power Corp.), Series A (FGIC Insured)	A	3.800	8,910,000
10,000	Fulton County Development Authority Revenue (Boys & Girls Club of America)	A	3.750	10,000,000
				18,910,000

Illinois—10.93%
16,100	Chicago Board of Education (Dedicated Revenues), Series D-1 (CIFG Insured)	A	3.860	16,100,000
17,415	Chicago Board of Education, Series C-1 (FSA Insured)	A	3.850	17,415,000
22,745	Chicago (Neighborhoods Alive 21 Program), Series B (MBIA Insured)	A	3.780	22,745,000
53,050	Chicago O’Hare International Airport Revenue, Second Lien Series C	A	3.780	53,050,000
48,300	Chicago O’Hare International Airport Revenue, Third Lien Series C (CIFG Insured)	A	3.720	48,300,000
7,900	Chicago Project, Series B-1 (FSA Insured)	A	3.750	7,900,000
10,000	Chicago Refunding Project, Series D (FSA Insured)	A	3.740	10,000,000
16,020	Illinois Development Finance Authority, Multi-Family Housing Revenue Refunding (Orleans-Illinois Project) (FSA Insured)	A	3.750	16,020,000
11,400	Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra)	A	3.750	11,400,000
14,100	Illinois Development Finance Authority Revenue (Francis W. Parker School Project)	A	3.780	14,100,000
24,960	Illinois Development Finance Authority Revenue (St. Vincent De Paul Project), Series A	A	3.720	24,960,000
10,000	Illinois Educational Facilities Authority Revenue (ACI/Cultural Pooled Financing)	A	3.770	10,000,000
25,100	Illinois Finance Authority Revenue (Chicago Historical Society)	A	3.800	25,100,000
7,400	Illinois Finance Authority Revenue (Proctor Hospital), Series B	A	3.800	7,400,000
25,400	Illinois Health Facilities Authority Revenue Refunding (Advocate Health Care), Series B	A	3.750	25,400,000
53,475	Illinois Toll & Highway Authority Priority Refunding, Series B (MBIA Insured)	A	3.730	53,475,000
11,300	Illinois Toll & Highway Authority Revenue (PUTTERs), Series 1355 (FSA Insured)*	A	3.780	11,300,000
29,010	Lemont Township High School District (ABN AMRO MuniTops Certificates of Trust Series 2006-26) (MBIA Insured)*	A	3.790	29,010,000
20,000	Metropolitan Water Reclamation District of Greater Chicago, Capital Improvement, Series E	A	3.800	20,000,000
11,700	University of Illinois, University Revenue Refunding (UIC South Campus Project), Series A (FGIC Insured)	A	3.800	11,700,000
10,500	Western Springs Special Assesment (Timber Trails Project)	A	3.760	10,500,000
				445,875,000

Indiana—3.19%
10,000	Indiana Finance Authority, Environmental Improvement Revenue Refunding (Ispat Inland, Inc.)	A	3.750	10,000,000
15,000	Indiana Health & Educational Facilities Financing Authority Revenue Refunding (St. Francis Health Systems), Series A (MBIA Insured)	A	3.740	15,000,000
13,315	Indiana Health Facility Financing Authority, Hospital Revenue (ACES Rehabilitation Hospital)	A	3.760	13,315,000
32,600	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group), Series B	A	3.680	32,600,000

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

22,695	Indianapolis Local Public Improvement Bond Bank Refunding (Waterworks Project), Series G-1 (MBIA Insured)	A	3.740	22,695,000
12,150	Purdue University Revenue (Student Facilities System), Series A	A	3.720	12,150,000
24,515	Purdue University Revenue (Student Fee), Series V	A	3.720	24,515,000
				130,275,000

Iowa—0.41%
16,900	Iowa Higher Education Loan Authority Revenue (ACES Education Loan Private College) (MBIA Insured)	A	3.850	16,900,000

Kentucky—2.15%
22,700	Kenton County Airport Board, Special Facilities Revenue Refunding, Series B	A	3.820	22,700,000
61,300	Kentucky Public Energy Authority Gas Supply Revenue, Series A	A	3.860	61,300,000
3,775	Louisville & Jefferson County Visitors & Convention Community Refunding (Kentucky International Convention), Series B (FSA Insured)	A	3.850	3,775,000
				87,775,000

Louisiana—0.76%
3,150	Louisiana Citizens Property Insurance Corp. Assessment Revenue (PUTTERs), Series 1349 (AMBAC Insured)*	A	3.780	3,150,000
11,905	Louisiana Public Facilities Authority Revenue (College and University Equipment and Capital), Series A (FGIC Insured)	A	3.750	11,905,000
16,100	South Louisiana Port Commission Marine Terminal Facilities Revenue Refunding (Occidental Petroleum)	A	3.800	16,100,000
				31,155,000

Maryland—2.87%
13,770	Baltimore County Revenue (Oak Crest Village, Inc. Project), Series A	A	3.750	13,770,000
19,700	Baltimore Industrial Development Authority Revenue (Baltimore Capital Acquisition)	A	3.770	19,700,000
28,900	Maryland Health & Higher Educational Facilities Authority Revenue (Pooled Loan Program), Series A	A	3.750	28,900,000
43,575	Maryland Health & Higher Educational Facilities Authority Revenue (Pooled Loan Program), Series B	A	3.730	43,575,000
11,146	Maryland Health & Higher Educational Facilities Authority Revenue (Pooled Loan Program), Series D	A	3.730	11,146,000
				117,091,000

Massachusetts—8.98%
21,000	Massachusetts Health & Educational Facilities Authority Revenue (Harvard University), Series GG-1	A	3.730	21,000,000
37,150	Massachusetts Health & Educational Facilities Authority Revenue (Harvard University), Series R	A	3.840	37,150,000
21,510	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System), Series P-1 (FSA Insured)	A	3.750	21,510,000
14,650	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System), Series P-2 (FSA Insured)	A	3.750	14,650,000
98,160	Massachusetts State Refunding, Series A	A	3.740	98,160,000
24,850	Massachusetts Water Resources Authority Refunding (General Multi-Modal), Subordinated Series B	A	3.750	24,850,000
43,800	Massachusetts Water Resources Authority Refunding (General Multi-Modal), Subordinated Series C	A	3.750	43,800,000
25,000	Massachusetts Water Resources Authority Refunding (General Multi-Modal), Subordinated Series D	A	3.750	25,000,000
24,380	Massachusetts Water Resources Authority, Series A	A	3.730	24,380,000
37,800	Route 3 North Transportation Improvements Association, Lease Revenue (Demand Obligation Bond), Series B (AMBAC Insured)	A	3.730	37,800,000
18,000	University of Massachusetts Building Authority Project Revenue Refunding, Series 1 (AMBAC Insured)	A	3.740	18,000,000
				366,300,000

Michigan—2.02%
30,000	Kent Hospital Finance Authority Revenue Refunding (Spectrum Health), Series A (FGIC Insured)	A	3.740	30,000,000
10,000	Michigan Building Authority Revenue (Multi-Modal Facilities Program), Series IIA	A	3.780	10,000,000
11,325	Michigan Hospital Finance Authority Revenue (Trinity Health Credit), Series G (CIFG Insured)	A	3.830	11,325,000
16,800	Michigan Housing Development Authority, Single Family Mortgage Revenue Refunding, Series A (MBIA Insured)	A	3.750	16,800,000

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

14,150	Michigan Housing Development Authority, Rental Housing Revenue, Series B (MBIA Insured)	A	3.700	14,150,000
				82,275,000

Minnesota—1.16%
16,830	Minneapolis Health Care Systems Revenue Refunding (Fairview Health Services), Series A (AMBAC Insured)	A	3.740	16,830,000
30,500	Minneapolis Health Care Systems Revenue Refunding (Fairview Health Services), Series C (MBIA Insured)	A	3.740	30,500,000
				47,330,000

Missouri—1.49%
3,995	Bi-State Development Agency Metropolitan District Revenue Subordinated (Mass Transit MetroLink), Series A	A	3.750	3,995,000
10,000	Curators University of Missouri Systems Facilities Revenue, Series A	A	3.890	10,000,000
10,400	Missouri Health & Educational Facilities Authority Revenue (Assemblies of God College)	A	3.740	10,400,000
12,282	Missouri Health & Educational Facilities Authority Revenue (Barnes Hospital Project), Series B	A	3.780	12,282,000
16,950	Missouri Health & Educational Facilities Authority Revenue (Washington University), Series A	A	3.890	16,950,000
7,000	Missouri Health & Educational Facilities Authority Revenue (Washington University), Series B	A	3.890	7,000,000
				60,627,000

Nebraska—0.27%
11,100	NEBHELP, Inc. Revenue (Multiple-Mode), Series E (MBIA Insured)	A	3.800	11,100,000

Nevada—1.97%
7,960	Clark County Airport Improvement Revenue Refunding, Series A (MBIA Insured)	A	3.740	7,960,000
33,700	Clark County Airport Revenue, Sub Lien, Series C (FGIC Insured)	A	3.740	33,700,000
38,500	Clark County Airport Revenue, Sub Lien, Series D-1 (FGIC Insured)	A	3.740	38,500,000
				80,160,000

New Hampshire—0.34%
13,800	New Hampshire Business Finance Authority Resource Recovery Revenue Refunding (Wheelabrator Technologies Inc.), Series A	A	3.770	13,800,000

New Mexico—0.25%
10,020	New Mexico Hospital Equipment Loan Council Hospital Revenue (Presbyterian Healthcare), Series A (FSA Insured)	A	3.750	10,020,000

North Carolina—6.02%
9,800	Charlotte Certificates of Participation (Government Facilities Authority), Series F	A	3.740	9,800,000
68,350	Charlotte Water & Sewer System Revenue Refunding, Series C	A	3.720	68,350,000
20,500	Concord Utilities System Revenue Refunding, Series B (FSA Insured)	A	3.730	20,500,000
10,300	Fayetteville Public Works Commission Revenue Refunding, Series A (FSA Insured)	A	3.740	10,300,000
59,815	Mecklenburg County Certificates of Participation	A	3.720	59,815,000
11,760	North Carolina Educational Facilities Finance Agency Revenue (Elon College)	A	3.750	11,760,000
16,550	North Carolina Medical Care Commission Hospital Revenue (Baptist Hospitals Project)	A	3.720	16,550,000
21,050	North Carolina Refunding, Series C	A	3.730	21,050,000
27,595	Union County, Series A	A	3.720	27,595,000
				245,720,000

Ohio—2.92%
10,000	Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A	A	3.760	10,000,000
10,200	Columbus (Sanitation Sewer), Series 1	A	3.650	10,200,000
18,900	Columbus Sewer Revenue Refunding	A	3.740	18,900,000
29,415	Franklin County Hospital Revenue Refunding and Improvement (US Health Corp.), Series A	A	3.730	29,415,000
10,100	Franklin County Hospital Revenue Refunding Subordinated (OhioHealth Doctors Hospital), Series B	A	3.730	10,100,000
14,200	Ohio Air Quality Development Authority Revenue Refunding (Ohio Edison Project), Series A	A	3.780	14,200,000
26,300	Ohio Water Development Authority Revenue Refunding (Water Development-Pure Water Project) (MBIA Insured)	A	3.750	26,300,000
				119,115,000

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Oklahoma—1.34%
29,500	Oklahoma Turnpike Authority Revenue Refunding, Second Senior Revenue, Series B (XLCA Insured)	A	3.750	29,500,000
25,000	Oklahoma Turnpike Authority Revenue Refunding, Second Senior Revenue, Series E (XLCA Insured)	A	3.780	25,000,000
				54,500,000

Oregon—0.69%
13,000	Medford Hospital Facilities Authority Revenue (Cascade Manor Project)	A	3.890	13,000,000
15,000	Oregon Tax Anticipation Notes, Series A	11/27/06	4.500	15,031,877
				28,031,877

Pennsylvania—6.31%
10,100	Butler County General Authority Revenue Refunding (Conneaut School District Project), Series A	A	3.780	10,100,000
10,490	Cumberland County Municipal Authority Revenue Refunding (Lutheran Services Northeast/Tressler Lutheran Services Obligated Group Project), Series C	A	3.760	10,490,000
19,000	Dauphin County General Authority Health Systems Revenue (Pinnacle Health Systems Project) (FSA Insured)	A	3.740	19,000,000
14,065	Delaware County Authority, Hospital Revenue (Crozer-Chester Medical Center)	A	3.740	14,065,000
45,450	Delaware Valley Regional Finance Authority (Local Government Revenue)	A	3.750	45,450,000
7,000	Franklin County Industrial Development Authority Revenue (Menno Haven, Inc. Project)	A	3.760	7,000,000
16,350	Geisinger Authority Health Systems (Geisinger Health Systems)	A	3.890	16,350,000
25,615	Lancaster County Hospital Authority Revenue (Health Center, Masonic Homes Project) (AMBAC Insured)	A	3.750	25,615,000
9,000	Philadelphia Authority for Industrial Development Revenue (Regional Performing Arts Center Project)	A	3.750	9,000,000
15,260	Philadelphia Water & Wastewater Revenue Refunding (FSA Insured)	A	3.730	15,260,000
56,915	Philadelphia Water & Wastewater Revenue Refunding, Series B (FSA Insured)	A	3.730	56,915,000
14,200	University of Pittsburgh of the Commonwealth Systems of Higher Education (University Capital Project), Series B	A	3.720	14,200,000
13,925	York General Authority Revenue (Pooled Financing Subordinated), Series B (AMBAC Insured)	A	3.750	13,925,000
				257,370,000

South Carolina—1.75%
14,850	Berkeley County Water & Sewer Revenue Refunding System, Series A (XLCA Insured)	A	3.740	14,850,000
7,200	Dorchester County Tax Anticipation Notes	04/13/07	4.500	7,228,978
27,800	Piedmont Municipal Power Agency, South Carolina Electric Revenue Refunding, Series A (MBIA Insured)	A	3.750	27,800,000
10,000	South Carolina Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning Refunding and Improvement (Anderson College)	A	3.740	10,000,000
11,325	South Carolina Jobs-Economic Development Authority, Hospital Facilities Revenue (Regional Medical Center of Orangeburg) (AMBAC Insured)	A	3.730	11,325,000
				71,203,978

Tennessee—3.01%
13,805	Knox County Health Educational & Housing Facilities Board Revenue Refunding (Baptist Hospital Systems Project)	A	3.740	13,805,000
11,000	Metropolitan Government of Nashville & Davidson County, Industrial Development (David Lipscomb University Project)	A	3.750	11,000,000
13,425	Metropolitan Government of Nashville & Davidson County, Industrial Development Refunding (David Lipscomb University Project)	A	3.750	13,425,000
40,500	Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool)	A	3.740 to 3.850	40,500,000
44,000	Shelby County Public Improvement and School Bonds, Series B	A	3.800	44,000,000
				122,730,000

Texas—5.69%
23,100	Arlington Special Obligation (Special Tax-Dallas Cowboys), Series B (MBIA Insured)	A	3.800	23,100,000
15,000	Dallas North Tollway System Revenue, Series C (FGIC Insured)	A	3.770	15,000,000
20,955	Harris County Health Facilities Development Corp. Revenue (Christus Health), Series A-2 (AMBAC Insured)	A	3.740	20,955,000
45,900	Harris County Health Facilities Development Corp. Revenue (Methodist Hospital Systems), Series A	A	3.890	45,900,000
5,000	Hockley County Industrial Development Corp. Pollution Control Revenue (Amoco Project, Standard Oil Co.)	03/01/07	3.650	5,002,031
5,600	Southwest Higher Education Authority, Inc. (Southern Methodist University Project)	A	3.850	5,600,000
7,050	Tarrant County Housing Finance Corp. Revenue Refunding (Multi-Family Housing Apartments Project)	A	3.830	7,050,000

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

70,000	Texas Tax and Revenue Anticipation Notes	08/31/07	4.500	70,581,975
24,165	Texas Turnpike Authority, Central Texas Turnpike System Revenue, First Tier, Series B (AMBAC Insured)	A	3.730	24,165,000
15,000	Waco Educational Finance Corp. Revenue (Baylor University) (XLCA Insured)	A	3.720	15,000,000
				232,354,006

Utah—0.85%
10,000	Salt Lake County Pollution Control Revenue Refunding (Service Station Holdings Project)	A	3.850	10,000,000
24,800	Salt Lake County Pollution Control Revenue Refunding (Service Station Holdings Project), Series B	A	3.890	24,800,000
				34,800,000

Virginia—0.31%
11,545	Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A	A	3.680	11,545,000
1,000	Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical Institute), Series E	A	3.780	1,000,000
				12,545,000

Washington—4.62%
23,000	Energy Northwest Washington Electric Revenue Refunding (Project No. 3), Series D-3-1 (FSA Insured)	A	3.730	23,000,000
26,850	Energy Northwest Washington Electric Revenue Refunding (Project No. 3), Series E	A	3.800	26,850,000
23,195	King County Sewer Revenue (Junior Lien), Series A	A	3.780	23,195,000
22,200	King County Sewer Revenue (Junior Lien), Series B	A	3.750	22,200,000
35,370	Snohomish County Public Utility District No. 001, Electric Revenue Refunding (Generation Systems), Series 2001A (FSA Insured)	A	3.740	35,370,000
10,000	Tulalip Tribes of The Tulalip Reservation Special Revenue Refunding	A	3.760	10,000,000
21,420	Washington Public Power Supply Systems Nuclear Project No. 1 Revenue Refunding, Series 1A-2	A	3.740	21,420,000
26,395	Washington Public Power Supply Systems Nuclear Project No. 3 Electric Revenue Refunding, Series 3A (MBIA Insured)	A	3.770	26,395,000
				188,430,000

Wisconsin—0.89%
11,000	Oconomowoc Area School District Tax & Revenue Anticipation Notes	08/23/07	4.500	11,085,385
10,000	Wisconsin Center District Tax Revenue, Series A	A	3.770	10,000,000
15,200	Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan Services), Series B	A	3.740	15,200,000
				36,285,385
Total municipal bonds and notes (cost—$3,706,253,246)				3,706,253,246

Tax-exempt commercial paper—10.03%
Arizona—0.76%
18,000	Salt River Agricultural Improvement District, Series A	12/11/06 to 12/12/06	3.550	18,000,000
13,010	Salt River Agricultural Improvement District, Series B	11/06/06	3.590	13,010,000
				31,010,000

District of Columbia—0.12%
5,000	District of Columbia (American Red Cross)	11/09/06	3.670	5,000,000

Florida—3.92%
15,000	City of Cape Coral	10/24/06	3.530	15,000,000
31,156	Florida Local Government Finance Commission Pooled Loan Program	10/02/06 to 11/07/06	3.540 to 3.600	31,156,000
31,300	Jacksonville Electric Authority	11/10/06 to 12/06/06	3.560 to 3.650	31,300,000
58,700	Jacksonville Electric Authority, Series 200-F	10/10/06 to 12/14/06	3.500 to 3.600	58,700,000
16,800	Jacksonville Electric Authority, Series C	12/12/06 to 12/15/06	3.550 to 3.600	16,800,000
7,000	Palm Beach County School District	10/12/06	3.470	7,000,000
				159,956,000

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Georgia—0.45%
18,500	Burke County Development Authority Pollution Control Revenue (Oglethorpe Power Corp.)	12/28/06	3.580	18,500,000

Illinois—0.74%
10,000	Evanston Hospital, Series A	12/07/06	3.550	10,000,000
10,000	Evanston Hospital, Series B	12/07/06	3.550	10,000,000
10,000	Evanston Hospital, Series C	12/07/06	3.550	10,000,000
				30,000,000

Louisiana—0.34%
13,970	Louisiana Offshore Terminal Authority Deepwater Port Revenue Refunding (Loop, Inc. First Stage), Series A	11/14/06	3.580	13,970,000

Maryland—0.46%
18,762	Johns Hopkins University, Series A	10/12/06 to 11/09/06	3.500 to 3.540	18,762,000

Texas—1.87%
45,235	Austin Utility Systems Revenue	11/08/06 to 12/08/06	3.550 to 3.670	45,235,000
6,000	City of Houston	12/08/06	3.600	6,000,000
12,600	Houston Higher Education Finance Authority (Rice University)	11/13/06	3.580	12,600,000
12,500	Houston Utility Systems Revenue	10/05/06	3.500	12,500,000
				76,335,000

Utah—0.69%
28,000	Intermountain Power Agency	10/06/06 to 12/15/06	3.400 to 3.650	28,000,000

Washington—0.68%
8,000	King County Sewer Revenue	11/15/06	3.550	8,000,000
12,705	Port of Seattle	11/07/06	3.650	12,705,000
7,000	Port of Tacoma	10/31/06	3.620	7,000,000
				27,705,000

Total tax-exempt commercial paper (cost—$409,238,000)				409,238,000
Total investments (cost—$4,115,491,246 which approximates cost for federal income tax purposes) (1)—100.89%				4,115,491,246
Liabilities in excess of other assets—(0.89)%				(36,320,462)
Net assets (applicable to 4,079,906,543 shares of common stock outstanding equivalent to $1.00 per share) —100.00%				$4,079,170,784

A                                      Variable rate demand notes are payable on demand.  The interest rates shown are the current rates as of September 30, 2006 and reset periodically.

*                                         Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.07% of net assets as of September 30, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(1)                                  Investments are valued at amortized cost, unless the Fund’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

ACES — Adjustable Convertible Extendable Securities

AMBAC — American Municipal Bond Assurance Corporation

CCAO — County Commissioners Association of Ohio

CIFG — CDC IXIS Financial Guaranty

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assurance

MBIA —Municipal Bond Investors Assurance

PUTTERs — Puttable tax-exempt receipts

XLCA — XL Capital Assurance

Weighted average maturity — 17 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2006.

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Tax-Free Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 29, 2006

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	November 29, 2006